Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Jul. 31, 2013
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)			2.50%	0.625%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)					6.00%
Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)			4.50%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)					4.00%
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,711,682	$ 1,584,665
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.55%	17.11%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,925,905	$ 1,807,107
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,859,536	1,734,595
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,859,536	$ 1,734,595
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.74%	19.51%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.06%	18.73%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	15.87%	14.62%
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 621,850	$ 532,579
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 963,258	$ 856,757
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	768,168	671,512
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 468,593	$ 474,675
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,201,462	$ 1,119,173
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.24%	17.10%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,248,107	$ 1,173,068
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,201,462	1,119,173
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,201,462	$ 1,119,173
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.91%	17.93%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.24%	17.10%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.45%	13.44%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 444,207	$ 376,245
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 452,917	$ 425,320
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 688,086	$ 605,263
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	696,796	654,339
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	548,727	474,395
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	557,437	523,471
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	332,507	333,166
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 415,634	$ 416,458
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 188,997	$ 169,279
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	13.95%	13.41%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 198,293	$ 178,057
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	188,997	169,279
Tier 1 Capital (to Average Assets), Actual Amount	$ 188,997	$ 169,279
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	14.64%	14.11%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	13.95%	13.41%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	12.53%	11.31%
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 86,344	$ 72,586
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 88,037	$ 82,054
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 133,749	$ 116,769
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	135,442	126,237
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	106,660	91,521
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	108,354	100,989
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	60,344	59,854
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 75,430	$ 74,818
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 177,456	$ 165,034
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	24.73%	25.94%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 183,554	$ 170,613
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	177,456	165,034
Tier 1 Capital (to Average Assets), Actual Amount	$ 177,456	$ 165,034
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.58%	26.82%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	24.73%	25.94%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	17.25%	17.17%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 45,741	$ 36,583
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 46,638	$ 41,355
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 70,854	$ 58,851
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	71,750	63,623
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	56,503	46,127
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	57,400	50,899
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	41,144	38,440
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 51,430	$ 48,050
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 70,984	$ 66,406
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	30.77%	30.58%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 73,726	$ 68,718
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	70,984	66,406
Tier 1 Capital (to Average Assets), Actual Amount	$ 70,984	$ 66,406
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	31.96%	31.64%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	30.77%	30.58%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.22%	14.20%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 14,707	$ 12,487
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,996	$ 14,116
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 22,782	$ 20,088
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	23,070	21,717
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	18,168	15,745
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,456	17,374
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,507	18,701
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,884	$ 23,376
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 89,305	$ 79,330
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.95%	33.22%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 90,894
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	89,305	$ 81,278
Tier 1 Capital (to Average Assets), Actual Amount	$ 89,305	$ 79,330
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.54%	34.03%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.95%	33.22%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	15.53%	14.56%
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 17,276	$ 13,733
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,615	$ 15,524
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.375%	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 26,761	$ 22,092
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	27,100	23,884
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	21,341	17,316
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	21,680	19,107
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	23,000	21,789
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,750	$ 27,236
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.875%	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.875%	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%